Expense Example {- High Income Portfolio} - 02.28 VIP High Income Portfolio Investor PRO-12 - High Income Portfolio - VIP High Income Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871